Convertible Senior Notes - Schedule of Carrying Amount of Notes (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)
Liability component:
Principal	¥ 13,402,897	$ 2,103,207	¥ 17,953,650
Less: unamortized debt discount	750,725	117,805	1,274,874
Net carrying amount	12,652,172	1,985,402	16,678,776
Equity component:
Carrying amount	¥ 1,793,011	$ 281,363	¥ 1,744,219